Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Cong Ty Tnhh Trident Digital Tech [Member]
Related Party Transaction [Line Items]
Due to related parties non current	[1]	$ 46,976
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties non current		$ 46,976

[1]	The balance represented service payable to this related party, and the maturity date was June 30, 2026.